Prepayments (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Prepayments

	December 31, 2018	December 31, 2017
Advance payments to supplier	212,207	442,828
Insurance	139,076	200,246
Other	—	9,839
Total prepayments	351,283	652,913